Other Intangible Assets, Net: Schedule of Other Intangible Assets Table Text Block (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Other intangible assets, net	$ 24,851,359	$ 28,139,219	$ 21,497,890
USD ($)
Other Finite-Lived Intangible Assets, Gross	35,571,191	35,470,476	24,607,162
Finite-Lived Intangible Assets, Accumulated Amortization	(10,719,832)	(7,331,257)	(3,109,272)
Other intangible assets, net	24,851,359	28,139,219	21,497,890
Customer Relationships | USD ($)
Other Finite-Lived Intangible Assets, Gross	14,840,667	14,798,647	14,485,533
Finite-Lived Intangible Assets, Accumulated Amortization	(5,195,515)	(3,767,858)	(1,844,068)
Other intangible assets, net	9,645,152	11,030,789	12,641,465
Yantai Tianzheng Drug Formulas | USD ($)
Other Finite-Lived Intangible Assets, Gross	10,369,775	10,340,415	10,121,629
Finite-Lived Intangible Assets, Accumulated Amortization	(3,581,677)	(2,594,829)	(1,265,204)
Other intangible assets, net	6,788,098	7,745,586	8,856,425
Defensive Drug Formulas | USD ($)
Other Finite-Lived Intangible Assets, Gross	10,360,749	10,331,414
Finite-Lived Intangible Assets, Accumulated Amortization	(1,942,640)	(968,570)
Other intangible assets, net	$ 8,418,109	$ 9,362,844